Group information	12 Months Ended
Mar. 31, 2025
Disclosure of Group Information [Abstract]
Group information
41.
Group information
(a)
Subsidiaries

The Group’s subsidiaries along with the proportion of ownership interests and the voting rights held by the immediate holding company are disclosed below. The country of incorporation is also their principal place of business.

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2024	2025
1	ReNew Private Limited	ReNew Energy Global Plc	India	94%	94%
2	ReNew Solar Power Private Limited	ReNew Private Limited	India	100%	100%
3	ReNew Green Energy Solutions Private Limited( previously known as ReNew Wind Energy (Jath Three) Private Limited)	ReNew Private Limited	India	100%	100%
4	ReNew Fazilka Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
5	ReNew Transmission Ventures Private Limited	ReNew Private Limited	India	100%	100%
6	ReNew Power International Limited	ReNew Private Limited	United Kingdom	100%	100%
7	RMG Acquisition Corp II	ReNew Energy Global Plc	Cayman Islands	100%	100%
8	India Clean Energy Holdings	ReNew Energy Global Plc	Mauritius	100%	100%
9	Diamond II Limited	ReNew Energy Global Plc	Mauritius	100%	100%
10	ReNew Wind Energy (Jath) Limited	ReNew Private Limited	India	100%	100%
11	ReNew Wind Energy (Karnataka) Private Limited	ReNew Green Energy Solutions Private Limited	India	71%	70%
12	ReNew Wind Energy (AP) Private Limited	ReNew Green Energy Solutions Private Limited	India	66%	73%
13	ReNew Solar Energy (Jharkhand Three) Private Limited	ReNew Solar Power Private Limited	India	51%	51%
14	ReNew Solar Energy (Telangana) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
15	ReNew Surya Alok Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
16	ReNew Sunlight Energy Private Limited	ReNew Green Energy Solutions Private Limited	India	63%	63%
17	ReNew Surya Uday Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
18	ReNew Energy Markets Private Limited (Formerly known as ReNew Vayu Power Private Limited)	ReNew Private Limited	India	100%	100%
19	ReNew Photovoltaics Private Limited (Formerly known as ReNew Saksham Urja Private Limited)%	ReNew Shakti Four Private Limited	India	100%	100%
20	ReNew E-Fuels Private Limited	ReNew Private Limited	India	100%	100%
21	ReNew Jal Urja Private Limited	ReNew Power Services Private Limited	India	100%	100%
22	ReNew Wind Energy (Welturi) Private Limited	ReNew Private Limited	India	100%	100%
23	ReNew Wind Energy (Devgarh) Private Limited	ReNew Private Limited	India	100%	100%
24	ReNew Wind Energy (Rajkot) Private Limited	ReNew Private Limited	India	100%	100%
25	ReNew Wind Energy Delhi Private Limited	ReNew Private Limited	India	100%	100%
26	ReNew Wind Energy (Shivpur) Private Limited	ReNew Private Limited	India	100%	100%
27	ReNew Wind Energy (Jadeswar) Private Limited	ReNew Private Limited	India	100%	100%
28	ReNew Wind Energy (Varekarwadi) Private Limited	ReNew Private Limited	India	100%	100%
29	ReNew Wind Energy (MP) Private Limited	ReNew Private Limited	India	100%	100%
30	ReNew Wind Energy (AP 3) Private Limited	ReNew Private Limited	India	100%	100%
31	ReNew Wind Energy (MP Two) Private Limited	ReNew Private Limited	India	100%	100%
32	ReNew Wind Energy (Rajasthan One) Private Limited	ReNew Private Limited	India	100%	100%
33	ReNew Wind Energy (Jamb) Private Limited^	ReNew Private Limited	India	100%	100%
34	ReNew Wind Energy (Orissa) Private Limited	ReNew Private Limited	India	100%	100%
35	ReNew Wind Energy (TN) Private Limited	ReNew Private Limited	India	100%	100%
36	ReNew Wind Energy (AP2) Private Limited	ReNew Private Limited	India	100%	100%
37	ReNew Wind Energy (Karnataka Two) Private Limited	ReNew Private Limited	India	100%	100%
38	ReNew Wind Energy (Vaspet 5) Private Limited	ReNew Private Limited	India	100%	100%
39	ReNew Wind Energy (AP 4) Private Limited	ReNew Private Limited	India	100%	100%
40	ReNew Wind Energy (MP One) Private Limited	ReNew Private Limited	India	100%	100%
41	ReNew Wind Energy (Karnataka Five) Private Limited	ReNew Private Limited	India	100%	100%
42	Narmada Wind Energy Private Limited	ReNew Private Limited	India	100%	100%
43	Abaha Wind Energy Developers Private Limited	ReNew Private Limited	India	100%	100%
44	Helios Infratech Private Limited	ReNew Private Limited	India	100%	100%
45	Shruti Power Projects Private Limited	ReNew Private Limited	India	100%	100%
46	Kanak ReNewables Limited	ReNew Private Limited	India	100%	100%
47	Ostro Raj Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
48	Ostro Madhya Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
49	Ostro Anantapur Private Limited	Ostro Energy Private Limited	India	100%	100%
50	Bidwal Renewable Private Limited	ReNew Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2024	2025
51	Zemira ReNewable Energy Limited	ReNew Private Limited	India	100%	100%
52	Renew Vyan Shakti Private Limited	ReNew Private Limited	India	100%	100%
53	ReNew Pawan Urja Private Limited	ReNew Private Limited	India	100%	100%
54	ReNew Pawan Shakti Private Limited	ReNew Private Limited	India	100%	100%
55	ReNew Naveen Urja Private Limited	ReNew Private Limited	India	100%	100%
56	ReNew Samir Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
57	ReNew Samir Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
58	ReNew Solar Energy (Rajasthan) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
59	ReNew Solar Energy (TN) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
60	ReNew Solar Energy (Karnataka) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
61	ReNew Saur Urja Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
62	ReNew Clean Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
63	ReNew Solar Services Private Limited^	ReNew Green Energy Solutions Private Limited	India	100%	100%
64	ReNew Agni Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
65	ReNew Saur Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
66	ReNew Solar Energy (Jharkhand One) Private Limited^	ReNew Solar Power Private Limited	India	100%	100%
67	ReNew Solar Energy (Jharkhand Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
68	ReNew Solar Energy (Karnataka Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
69	ReNew Wind Energy (Karnataka 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
70	ReNew Wind Energy (MP Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
71	ReNew Wind Energy (Maharashtra) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
72	ReNew Wind Energy (Karnataka 4) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
73	Bhumi Prakash Private Limited	ReNew Solar Power Private Limited	India	100%	100%
74	Tarun Kiran Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
75	ReNew Wind Energy (AP Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
76	Symphony Vyapaar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
77	Lexicon Vanijya Private Limited	ReNew Solar Power Private Limited	India	100%	100%
78	Star Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
79	Sungold Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
80	ReNew Wind Energy (Budh 3) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
81	ReNew Wind Energy (TN 2) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
82	Akhilagya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
83	Zorya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
84	Auxo Solar Energy Private Limited	ReNew Wind Energy (TN) Private Limited	India	100%	100%
85	Renew Sun Waves Private Limited (refer Note 36)	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	-
86	Auxo Sunlight Private Limited	ReNew Solar Power Private Limited	India	100%	100%
87	Renew Sun Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
88	Renew Sun Bright Private Limited	ReNew Private Limited	India	100%	100%
89	RenServ Global Private Limited$	ReNew Private Limited	India	100%	100%
90	Renew Sun Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
91	Greenyana Sunstream Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
92	Renew Vyoman Energy Private limited	ReNew Private Limited	India	100%	100%
93	Renew Vyoman Power Private Limited	ReNew Vikram Shakti Private Limited	India	100%	100%
94	Renew Surya Roshni Private limited	ReNew Solar Power Private Limited	India	100%	100%
95	ReNew Surya Aayan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
96	ReNew Solar Vidhi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
97	ReNew Solar Stellar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
98	ReNew Solar Piyush Private Limited	ReNew Solar Power Private Limited	India	100%	100%
99	ReNew Surya Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
100	ReNew Sun Renewables Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
101	ReNew Sun Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
102	ReNew Ravi Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
103	ReNew Surya Ravi Private Limited	ReNew Solar Energy (Jharkhand Four) Private Limited	India	100%	100%
104	ReNew Dinkar Jyoti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
105	ReNew Dinkar Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
106	ReNew Bhanu Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
107	ReNew Ushma Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
108	ReNew Surya Spark Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
109	ReNew Hans Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
110	ReNew Solar (Shakti One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2024	2025
111	ReNew Solar (Shakti Two) Private Limited	ReNew Vikram Shakti Private Limited	India	100%	100%
112	ReNew Solar (Shakti Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
113	ReNew Solar (Shakti Four) Private Limited	ReNew Private Limited	India	100%	100%
114	ReNew Solar (Shakti Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
115	ReNew Solar (Shakti Six) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
116	ReNew Solar (Shakti Seven) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
117	ReNew Solar (Shakti Eight) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
118	ReNew Green (MHH One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
119	ReNew Green (MHP One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
120	ReNew Green (TNJ One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
121	ReNew Green (GJS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
122	ReNew Green (GJS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
123	ReNew Green (MHK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
124	ReNew Sandur Green Energy Private Limited (formerly known as 'ReNew Green (KAK One) Private Limited')	ReNew Green Energy Solutions Private Limited	India	51%	51%
125	ReNew Green (GJS Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
126	ReNew Green (GJ five) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
127	ReNew Green (GJ Six) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
128	ReNew Green (GJ seven) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
129	ReNew Green (MHK One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
130	ReNew Green (MHP Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	100%
131	ReNew Green (TNJ Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
132	ReNew Green (MPR Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	55%	55%
133	ReNew Green (KAK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
134	ReNew Green (KAK Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
135	ReNew Green (MHS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
136	ReNew Green (GJ Ten) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
137	ReNew Green (GJ Eleven) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
138	ReNew Green (GJ Twelve) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
139	ReNew Green (GJ Thirteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
140	ReNew Green (KAK Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
141	ReNew Green (MPR Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
142	ReNew Green (MPR Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
143	ReNew Green (TN Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
144	ReNew Green (TN Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
145	ReNew Green (CGS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
146	ReNew Nizamabad Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
147	ReNew Warangal Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
148	ReNew Narwana Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
149	Sunworld Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
150	Neemuch Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
151	Purvanchal Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
152	Rewanchal Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
153	ReNew Medak Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
154	ReNew Ranga Reddy Solar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
155	ReNew Karimnagar Power Private Limited	ReNew Fazilka Solar Power Private Limited	India	100%	100%
156	ReNew Solar Photovoltaic Private Limited (formerly known as 'ACME Photovoltaic Solar Private Limited')	ReNew Solar Power Private Limited	India	49%	49%
157	Renew Green Shakti Private Limited (formerly known as 'ACME Green Shakti Private Limited')	ReNew Solar Power Private Limited	India	100%	100%
158	ReNew Vikram Shakti Private Limited	ReNew Private Limited	India	100%	100%
159	ReNew Tapas Urja Private Limited	ReNew Private Limited	India	100%	100%
160	ReNew Green (GJ Nine) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
161	ReNew Green (CGS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
162	ReNew Green (MPR One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
163	ReNew Vidyut Tej Private Limited	ReNew Private Limited	India	100%	100%
164	ReNew Vidyut Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
165	ReNew Power Synergy Private Limited	ReNew Private Limited	India	100%	100%
166	Koppal- Narendra Transmission Limited*	ReNew Transmission Ventures Private Limited	India	51%	51%
167	ReNew Solar (Shakti Nine) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
168	ReNew Solar (Shakti Ten) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
169	ReNew Solar (Shakti Eleven) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
170	ReNew Solar (Shakti Twelve) Private Limited	ReNew Solar Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2024	2025
171	ReNew Solar (Shakti Thirteen) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
172	IB Vogt Solar Seven Private Limited	ReNew Solar Power Private Limited	India	49%	49%
173	Corneight Parks Private Limited	ReNew Solar Power Private Limited	India	100%	100%
174	Climate Connect Digital Limited (refer Note 36)	Regent Climate Connect Knowledge Solutions Private Limited	United Kingdom	100%	-
175	India ReNew Energy Limited	ReNew Energy Global Plc	Mauritius	100%	100%
176	ReNew Green (GJ Fourteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
177	ReNew Green (GJ Fifteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
178	ReNew Green (MHS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
179	ReNew Green (MHS Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
180	ReNew Green (UP One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
181	ReNew Green (HPR One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
182	ReNew Green (KAK Five) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
183	ReNew Green (MHP Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
184	Gadag II-A Transmission Limited*	ReNew Transmission Ventures Private Limited	India	100%	51%
185	ReNew Power Services Private Limited$	ReNew Private Limited	India	100%	100%
186	Ostro Energy Private Limited	ReNew Power Services Private Limited	India	100%	100%
187	Ostro ReNewables Private Limited	Ostro Energy Private Limited	India	100%	100%
188	Ostro Urja Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
189	Ostro Mahawind Power Private Limited	Ostro Energy Private Limited	India	100%	100%
190	ReNew Wind Energy (MP Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
191	Renew Surya Vihaan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
192	ReNew Tej Shakti Private Limited	ReNew Private Limited	India	100%	100%
193	ReNew Urja Shachar Private Limited	ReNew Private Limited	India	100%	100%
194	ReNew Green (GJ Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
195	ReNew Green (GJ Eight) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
196	Gadag Transmission Limited*	ReNew Transmission Ventures Private Limited	India	51%	51%
197	Renew Green (MHP Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
198	Aalok Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
199	Abha Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
200	Shreyas Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
201	Heramba Renewables Limited	Ostro Energy Private Limited	India	100%	100%
202	ReNew Wind Energy (Rajasthan) Private Limited	ReNew Private Limited	India	100%	100%
203	Prathamesh Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
204	AVP Powerinfra Private Limited	Ostro Energy Private Limited	India	100%	100%
205	Badoni Power Private Limited	Ostro Energy Private Limited	India	100%	100%
206	ReNew Vayu Urja Private Limited	ReNew Private Limited	India	100%	100%
207	ReNew Wind Energy (Rajasthan Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
208	Pugalur Renewable Private Limited	ReNew Private Limited	India	100%	100%
209	ReNew Wind Energy (Rajasthan 2) Private Limited^	ReNew Private Limited	India	100%	100%
210	ReNew Wind Energy (Sipla) Private Limited	ReNew Private Limited	India	100%	100%
211	Molagavalli Renewable Private Limited	ReNew Private Limited	India	100%	100%
212	Regent Climate Connect Knowledge Solutions Private Limited	ReNew Private Limited	India	100%	100%
213	ReNew Surya Jyoti Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
214	ReNew Surya Pratap Private Limited	ReNew Surya Vihaan Private Limited	India	100%	100%
215	ReNew Vayu Energy Private Limited	ReNew Private Limited	India	100%	100%
216	Ostro Rann Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
217	Ostro Bhesada Wind Private Limited^	Ostro Energy Private Limited	India	100%	100%
218	Ostro Dhar Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
219	Ostro Alpha Wind Private Limited	ReNew Green Energy Solutions Private Limited	India	73%	74%
220	Ostro AP Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
221	Ostro Andhra Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
222	Ostro Kannada Power Private Limited	Ostro Energy Private Limited	India	100%	100%
223	Ostro Dakshin Power Private Limited	Ostro Energy Private Limited	India	100%	100%
224	Ostro Jaisalmer Private Limited	Ostro Energy Private Limited	India	100%	100%
225	Ostro Kutch Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
226	Renew Akshay Urja Limited	Renew Solar Power Private Limited	India	100%	100%
227	ReNew Surya Ojas Private Limited	Renew Solar Power Private Limited	India	51%	51%
228	ReNew Solar Energy (Jharkhand Four) Private limited	Renew Solar Power Private Limited	India	100%	100%
229	Rajat ReNewables Limited	ReNew Private Limited	India	100%	100%
230	ReNew Wind Energy (Rajasthan 3) Private Limited	ReNew Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2024	2025
231	ReNew Surya Kiran Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
232	ReNew Mega Solar Power Private Limited	Renew Solar Power Private Limited	India	100%	100%
233	ReNew Green Projects Pte Ltd	ReNew Energy Global Plc	Singapore	100%	100%
234	ReNew Energy Global Americas Inc	ReNew Private Limited	India	100%	100%
235	ReNew Hydro Power Private Limited	ReNew Private Limited	India	100%	100%
236	Renew E-Fuels Greennh3 Private Limited	ReNew E-Fuels Private Limited	India	—	100%
237	Global Renserv Energy LLC	RenServ Global Private Limited	United Arab Emirates	—	100%

All Group companies listed above are engaged in activities relating to generation of power through non-conventional and renewable energy sources except for the below mentioned.

^ These companies are also engaged in providing EPC services apart from generation of power through non-conventional and renewable energy sources.

$ These companies are engaged in providing services for operation and maintenance.

* These companies are engaged in construction / maintenance of transmission lines.

% This Company is engaged in module maufacturing activity.

(b) Interests in joint operations, joint ventures and associates*

			Country of	As at March 31,
S.No	Name of companies	Investor company	incorporation	2024	2025
1	VG DTL Transmissions Projects Private Limited	ReNew Wind Energy (AP2) Private Limited	India	50%	50%
2	3E NV (including its subsidiaries)	ReNew Power International Limited	Belgium	40%	78%
3	Fluence India ReNew JV Private Limited	ReNew Private Limited	India	50%	50%
4	GH4 India Private Limited	ReNew Private Limited	India	33%	33%
5	Climate Connect Digital Limited (refer Note 36(i)(c))	ReNew Power International Limited	United Kingdom	-	25%

* Also refer Note 51.

(c) Non-controlling interests

Details of subsidiaries that have material non-controlling interests

The non-controlling interests (excluding those having put option to be settled in cash) that are material to the Group primarily relates to RPL wherein Canada Pension Plan Investment Board holds an economic interest by virtue of its shareholding of 3.11% amounting to INR 4,144 as at March 31, 2025 (March 31, 2024: 3.11% amounting to INR 3,910) (refer (i) below).

There are certain other subsidiaries in the Group (refer Note (a) above) with non-controlling interests but these are not considered individually material to the Group and hence no disclosures have been made related to these subsidiaries.

The table below shows summarised consolidated financial information of RPL:

(i) Consolidated statement of financial position

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Non-current assets	768,021	837,809	9,807
Current assets	103,582	117,726	1,378
Non-current liabilities	590,592	610,762	7,149
Current liabilities	142,619	196,895	2,305
Non-controlling interests (not considered individually material)	12,679	14,473	169
Equity attributable to equity holders of the parent	125,713	133,405	1,562

Attributable to:
Equity holders of the parent	121,803	129,261	1,513
Non-controlling interests	3,910	4,144	49

(ii) Consolidated statement of profit or loss and other comprehensive income

	For the year ended March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Revenue	81,319	97,063	1,136
Other income	14,489	12,135	142
Expenses	88,508	102,623	1,201
Profit for the year	7,300	6,575	77
Other comprehensive loss for the year, net of tax	(2,169)	(22)	(0)
Total comprehensive income for the year, net of tax	5,131	6,553	77

Profit for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	341	408	5
Equity holders of the parent	6,959	6,167	72
	7,300	6,575	77
Attributable to:
Equity holders of the parent	6,542	5,798	68
Non-controlling interests	417	369	4

Total comprehensive income attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	288	378	4
Equity holders of the parent	4,843	6,175	72
	5,131	6,553	77
Attributable to:
Equity holders of the parent	4,504	5,743	67
Non-controlling interests (including liability for put options with non-controlling interests)	339	432	5

(iii) Consolidated statement of cash flows

	For the year ended March 31,
	2024	2025	2025

Net cash generated from operating activities	70,671	68,949	807
Net cash used in investing activities	(162,820)	(74,327)	(870)
Net cash generated from financing activities	81,381	19,679	230
Net increase / (decrease) in cash and cash equivalents	(10,768)	14,301	167